Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives the Straight-Line Method	12 Months Ended
Dec. 31, 2023
Transportation equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives the Straight-Line Method [Line Items]
Estimated useful lives	4 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives the Straight-Line Method [Line Items]
Estimated useful lives	Shorter of remaining lease term or life of assets
Minimum [Member] | Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives the Straight-Line Method [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives the Straight-Line Method [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives the Straight-Line Method [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives the Straight-Line Method [Line Items]
Estimated useful lives	5 years